SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenues from contracts with customers
Sale of goods and services	$ 92,621,078	$ 116,182,805
Royalties	693,786	554,013
Initial recognition and changes in the fair value of biological assets at the point of harvest	666,175	410,913
Total	93,287,253	116,593,718
Cost of sales	(55,796,045)	(71,615,781)
Gross profit per segment	$ 37,491,208	$ 44,977,937
% Gross margin	40.00%	39.00%
Seed and integrated products
Revenues from contracts with customers
Royalties	$ 693,786	$ 554,013
Initial recognition and changes in the fair value of biological assets at the point of harvest	666,175	87,844
Total	19,861,888	22,318,910
Cost of sales	(12,802,027)	(14,110,381)
Gross profit per segment	$ 7,059,861	$ 8,208,529
% Gross margin	36.00%	37.00%
Crop protection
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest		$ 172,118
Total	$ 47,739,696	55,926,478
Cost of sales	(29,025,677)	(36,183,792)
Gross profit per segment	$ 18,714,019	$ 19,742,686
% Gross margin	39.00%	35.00%
Crop nutrition
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest		$ 150,951
Total	$ 25,685,669	38,348,330
Cost of sales	(13,968,341)	(21,321,608)
Gross profit per segment	$ 11,717,328	$ 17,026,722
% Gross margin	46.00%	44.00%
Sale of goods and services
Revenues from contracts with customers
Sale of goods and services	$ 91,927,292	$ 115,628,792
Sale of goods and services | Seed and integrated products
Revenues from contracts with customers
Sale of goods and services	18,501,927	21,677,053
Sale of goods and services | Crop protection
Revenues from contracts with customers
Sale of goods and services	47,739,696	55,754,360
Sale of goods and services | Crop nutrition
Revenues from contracts with customers
Sale of goods and services	$ 25,685,669	$ 38,197,379